Revenue - Movements in Contract Costs, Typically Developer Commissions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
Contract costs beginning balance	$ 80	$ 77
Costs incurred	15	13
Charged to income statement	(8)	(8)
Exchange and other adjustments		(2)
Contract costs ending balance	87	80
Contract costs disclosed as:
Current	5	5	[1]
Non-current	82	75	[1]
Total contract costs	$ 87	$ 80

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).